FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Financial Risk Management [Abstract]
Cash and cash equivalents	$ 30,112	$ 32,306	$ 53,370	$ 25,469